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                            CALIFORNIA TAX-EXEMPT FUND
                           CONNECTICUT TAX-EXEMPT FUND
                             FLORIDA TAX-EXEMPT FUND
                          MASSACHUSETTS TAX-EXEMPT FUND
                             MICHIGAN TAX-EXEMPT FUND
                            NEW JERSEY TAX-EXEMPT FUND
                               OHIO TAX-EXEMPT FUND
                           PENNSYLVANIA TAX-EXEMPT FUND
                             VIRGINIA TAX-EXEMPT FUND
                             NEW YORK TAX-EXEMPT FUND

                      Supplement Dated April 28, 2005 to the
             Statement of Additional Information Dated November 10, 2004

The second sentence of the second paragraph in the section "How to Buy Shares - Calculation of Net Asset Value," which appears on page 25 of the Statement of Additional Information, is amended by deleting the sentence and replacing it with the following:

     "The cut-off time is 12:00 p.m. Eastern time for the Interstate
      Tax-Exempt Fund and the State Tax-Exempt Funds. The cut-off time is 11:00 a.m. Eastern time for the Municipal Funds."

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                           CALIFORNIA TAX-EXEMPT FUND
                          CONNECTICUT TAX-EXEMPT FUND
                            FLORIDA TAX-EXEMPT FUND
                         MASSACHUSETTS TAX-EXEMPT FUND
                           MICHIGAN TAX-EXEMPT FUND
                          NEW JERSEY TAX-EXEMPT FUND
                             OHIO TAX-EXEMPT FUND
                         PENNSYLVANIA TAX-EXEMPT FUND
                           VIRGINIA TAX-EXEMPT FUND
                           NEW YORK TAX-EXEMPT FUND

                        Supplement Dated April 28, 2005 to the
                         Prospectus Dated November 10, 2004

The second sentence of the second paragraph in the section "How to Buy Shares - How Fund Shares are Priced," which appears on page 18 of the Prospectus, is amended by deleting the sentence and replacing it with the following:

     "The cut-off time is 12:00 p.m. Eastern time for the Interstate
      Tax-Exempt Fund and the State Tax-Exempt Funds. The cut-off time is 11:00 a.m. Eastern time for the Municipal Funds."